Segment Reporting - Condensed Consolidated Balance Sheet (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Segment reporting balance sheet

	30 June 2025				30 June 2024				31 December 2024
USDm	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total
ASSETS
Intangible assets
Goodwill	—	1.8	—	1.8	—	1.8	—	1.8	—	1.7	—	1.7
Other intangible assets	1.4	0.9	—	2.3	1.1	1.1	—	2.2	1.1	0.9	—	2.0
Total intangible assets	1.4	2.7	—	4.1	1.1	2.9	—	4.0	1.1	2.6	—	3.7

Tangible fixed assets
Land and buildings	8.1	0.2	—	8.3	3.8	0.3	—	4.1	8.1	—	—	8.1
Vessels and capitalized dry-docking	2,706.3	—	-14.6	2,691.7	2,545.7	—	-17.0	2,528.7	2,843.9	—	-17.2	2,826.7
Other non-current assets under construction	—	2.2	—	2.2	—	4.2	-0.3	3.9	—	4.8	-0.2	4.6
Other plant and operating equipment	1.4	1.2	—	2.6	2.7	0.8	—	3.5	2.1	1.2	—	3.3
Total tangible fixed assets	2,715.8	3.6	-14.6	2,704.8	2,552.2	5.3	-17.3	2,540.2	2,854.1	6.0	-17.4	2,842.7

Financial assets
Investments in joint ventures	0.1	—	—	0.1	0.1	—	—	0.1	0.1	—	—	0.1
Loan receivables	4.5	—	—	4.5	4.5	—	—	4.5	4.5	—	—	4.5
Deferred tax asset	0.3	—	—	0.3	0.3	—	—	0.3	3.1	—	—	3.1
Other investments	0.1	—	—	0.1	0.5	—	—	0.5	0.2	—	—	0.2
Total financial assets	5.0	—	—	5.0	5.4	—	—	5.4	7.9	—	—	7.9

Total non-current assets	2,722.2	6.3	-14.6	2,713.9	2,558.7	8.2	-17.3	2,549.6	2,863.1	8.6	-17.4	2,854.3

Inventories	66.9	2.6	—	69.5	64.9	4.7	-0.2	69.4	62.6	5.8	—	68.4
Trade receivables	166.6	4.6	-0.3	170.9	240.7	3.8	-0.4	244.1	179.1	4.8	—	183.9
Other receivables	26.0	4.9	—	30.9	40.3	5.1	—	45.4	54.7	4.9	—	59.6
Prepayments	10.3	0.3	—	10.6	11.8	0.4	—	12.2	11.6	0.6	—	12.2
Cash and cash equivalents incl. restricted cash	361.5	8.3	—	369.8	524.2	8.2	—	532.4	284.9	6.3	—	291.2
Current assets excl. assets held for sale	631.3	20.7	-0.3	651.7	881.9	22.2	-0.6	903.5	592.9	22.4	—	615.3

Assets held for sale	31.4	—	-0.3	31.1	12.4	—	—	12.4	—	—	—	—

Total current assets	662.7	20.7	-0.6	682.8	894.3	22.2	-0.6	915.9	592.9	22.4	—	615.3

TOTAL ASSETS	3,384.9	27.0	-15.2	3,396.7	3,453.0	30.4	-17.9	3,465.5	3,456.0	31.0	-17.4	3,469.6

	30 June 2025				30 June 2024				31 December 2024
USDm	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total
EQUITY AND LIABILITIES
Total equity	2,102.9	15.8	-11.4	2,107.3	2,041.0	10.0	-7.3	2,043.7	2,072.9	11.7	-9.8	2,074.8

Liabilities
Non-current tax liability related to held-over gains	45.2	—	—	45.2	45.2	—	—	45.2	45.2	—	—	45.2
Deferred tax liability	—	0.3	—	0.3	2.2	0.2	—	2.4	—	0.3	—	0.3
Borrowings	969.1	0.7	—	969.8	1,081.5	1.5	—	1,083.0	1,060.8	0.2	—	1,061.0
Other non-current liabilities	7.4	0.6	—	8.0	3.0	0.5	—	3.5	2.3	0.6	—	2.9
Total non-current liabilities	1,021.7	1.6	—	1,023.3	1,131.9	2.2	—	1,134.1	1,108.3	1.1	—	1,109.4

Borrowings	154.3	1.9	—	156.2	172.2	2.8	—	175.0	163.5	1.8	—	165.3
Trade payables	43.4	1.8	—	45.2	45.2	2.3	-0.1	47.4	46.2	3.8	—	50.0
Current tax liabilities	1.1	0.2	—	1.3	1.1	0.4	—	1.5	0.4	0.3	—	0.7
Other liabilities	56.7	0.7	-0.3	57.1	56.6	0.8	-0.3	57.1	60.7	0.6	—	61.3
Provisions	—	0.7	—	0.7	—	0.6	—	0.6	—	0.6	—	0.6
Prepayments from customers	4.8	4.3	-3.5	5.6	5.0	11.3	-10.2	6.1	4.0	11.1	-7.6	7.5
Total current liabilities	260.3	9.6	-3.8	266.1	280.1	18.2	-10.6	287.7	274.8	18.2	-7.6	285.4

Total liabilities	1,282.0	11.2	-3.8	1,289.4	1,412.0	20.4	-10.6	1,421.8	1,383.1	19.3	-7.6	1,394.8

TOTAL EQUITY AND LIABILITIES	3,384.9	27.0	-15.2	3,396.7	3,453.0	30.4	-17.9	3,465.5	3,456.0	31.0	-17.4	3,469.6